Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
1.	Organization

Hudson City Bancorp, Inc. (“Hudson City Bancorp” or the “Company”) is a Delaware corporation and is the savings and loan holding company for Hudson City Savings Bank and its subsidiaries (“Hudson City Savings” or the “Bank”). As a savings and loan holding company, Hudson City Bancorp is subject to the supervision and examination of the Board of Governors of the Federal Reserve System (the “FRB”). Hudson City Savings is a federally chartered stock savings bank subject to supervision and examination by the Office of the Comptroller of the Currency (the “OCC”).